Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Share capital	£ 2,097	£ 2,095
Share premium	141,116	141,108
Share capital and share premium	£ 143,213	£ 143,203
Ordinary shares of £0.04 each	52,403	52,373